Cover page	May 02, 2024	May 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 02, 2024
Entity Registrant Name	PowerSchool Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40684
Entity Tax Identification Number	85-4166024
Entity Address, Address Line One	150 Parkshore Drive
Entity Address, City or Town	Folsom
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95630
City Area Code	877
Local Phone Number	873-1550
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PWSC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001835681
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	May 02, 2024
Entity Emerging Growth Company	false